Investments Accounted for Using the Equity Method - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Aug. 31, 2025 TWD ($) shares	Aug. 31, 2025 USD ($) shares	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Loss or gain on disposal of investments accounted for using equity investments	$ 15,310	$ 488			$ 15,310	$ 488	$ 20,952	$ 55,795
Impairment loss on investments accounted for using the equity method					12,107	386	$ 42,143	$ 0
MUtek [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Impairment loss on investments accounted for using the equity method					$ 12,107	$ 386
Discount rate used in current estimate of value in use	11.79%	11.79%			11.79%	11.79%
DECA [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in subsidiary					17.82%	17.82%
Goodcare Holdings Inc [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares			$ 50,000	$ 1,594
Proportion of ownership interest in associate			67.21%	67.21%	0.00%	0.00%	49.00%
Share Capital Subscribed | shares			5,000	5,000
QUESTYLE [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate					0.00%	0.00%	6.67%
Impairment loss on investments accounted for using the equity method | $							$ 42,143
Discount rate used in current estimate of value in use							11.65%
ChipMos [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in subsidiary					11.27%	11.27%